Note 3 - Going Concern (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 12, 2016	Dec. 31, 2015	Apr. 04, 2016	Dec. 24, 2015
Note 3 - Going Concern (Details) [Line Items]
Working Capital (Deficit)		$ 13,004
Commitments for Vessel Aquisitions		69,475
Family Trading Inc [Member] | Revolving Credit Facility [Member]
Note 3 - Going Concern (Details) [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity		11,150
Family Trading [Member] | Subsequent Event [Member]
Note 3 - Going Concern (Details) [Line Items]
Lease Termination Fee, Assumed by Related Party	$ 3,796
Family Trading [Member] | Revolving Credit Facility [Member]
Note 3 - Going Concern (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 15,000
ABN Bank [Member] | Funding for Commitments for Vessel Acquisitions [Member]
Note 3 - Going Concern (Details) [Line Items]
Proceeds from Lines of Credit		$ 22,200
Norddeutsche Landesbank Girozentrale Bank [Member] | Hull S414 [Member] | Subsequent Event [Member]
Note 3 - Going Concern (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 23,185
Norddeutsche Landesbank Girozentrale Bank [Member] | Hull S414 [Member] | Funding for Commitments for Vessel Acquisitions [Member] | Subsequent Event [Member]
Note 3 - Going Concern (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 23,185